As filed with the Securities and Exchange Commission on August 1, 2006

                                    1933 Act File No. 333-
                                    1940 Act File No. 811-21306

                    U.S.    SECURITIES AND EXCHANGE COMMISSION WASHINGTON, D.C.
                            20549

                                   FORM N-2

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       /X/

Pre-Effective Amendment No.          / /
                                    ----

Post-Effective Amendment No.    / /
                                --

                                      AND

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    /X/

Amendment No.                        /6/
                                    -----

                          FRANKLIN MUTUAL RECOVERY FUND
                          -----------------------------
               (Exact Name of Registrant as Specified in Charter)

             101 JOHN F. KENNEDY PARKWAY, SHORT HILLS, NJ 07078-2702
             -------------------------------------------------------
                     (Address of Principal Executive Office)

                 (201) 912-2100 (Registrant's Telephone Number,
                               Including Area Code

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
          -------------------------------------------------------------
               (Name and Address of Agent for Service of Process)

With a copy to:
                            Merrill R. Steiner, Esq.
                      Stradley, Ronon, Stevens & Young, LLP
                            2600 One Commerce Square
                           Philadelphia, PA 19103-7098

         Approximate Date of Proposed Public Offering: August 1, 2006

If any securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan check the following box. [x]

It is proposed that this filing will become effective (check appropriate box)

[ ] when declared effective pursuant to section 8 (c)
[X] immediately upon filing pursuant to paragraph (b)
[ ] on August 1, 2006 pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)
[ ] on (date) pursuant to paragraph (a) of Rule 486

[ ] This post-effective amendment designates a new effective date for a previously filed registration statement.

This Registration Statement incorporates a combined prospectus pursuant to Rule 429 which relates to an earlier registration statement filed by the Registrant on August 22, 2003, as amended to date (File No. 333-108194).


       CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933


                                 PROPOSED    PROPOSED
                                 MAXIMUM     MAXIMUM
TITLE OF                         OFFERING    AGGREGATE    AMOUNT OF
SECURITIES BEING  AMOUNT BEING   PRICE PER   OFFERING     REGISTRATION
REGISTERED        REGISTERED     UNIT        PRICE        FEE
------------------------------------------------------------------------
Class A Shares    9,000,000 (1)  $12.98      $116,820,000 $12,499.74 (3)
of beneficial
Interest,
without par value

Class B Shares    320,000 (1)    $12.82      $4,102,400   $438.96 (3)
of beneficial
Interest,
without par value

Class C Shares    4,580,000 (1)  $12.83      $58,761,400  $6,287.47 (3)
of beneficial
Interest,
without par value

Advisor Class     6,114,334 (1)  $13.07      $79,914,345  $8,550.83 (3)
Shares of
beneficial
Interest,
without par value

Shares of         20,000,000 (2) $10.14      $202,800,000 $16,427.00 *
Beneficial
Interest,
without par
value

(1)   Currently being registered
(2)   Previously registered
(3) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(d) under the Securities Act of 1933, based on net asset value per share as of July 17, 2006.


*Previously paid


The Registrant's Prospectus and Statement of Additional Information dated August 1, 2006, as filed with the Securities and Exchange Commission in a Registration Statement on Form 486BPOS on July 28, 2006 (File Nos. 333-108194 and 811-21306), are hereby incorporated by reference.


                          FRANKLIN MUTUAL RECOVERY FUND
                                    FORM N-2

                           PART C - OTHER INFORMATION

ITEM 25.   FINANCIAL STATEMENTS AND EXHIBITS

(1) Financial Statements:

           Included in Part B:

           Financial Statements incorporated in Part B by reference to the Registrant's Annual Report to Shareholders dated March 31, 2006 as filed with the SEC on Form NCSR on May 31, 2006:

                 (i) Financial Highlights

                (ii) Statement of Investments, March 31, 2006

               (iii) Statement of Assets and Liabilities - March 31, 2006

                (iv) Statement of Operations - for the period April 1, 2004 to
                     March 31, 2006

                 (v) Statements of Changes in Net Assets - for the period ended
                     March 31, 2006 and the year ended March 31, 2005

                (vi) Notes to Financial Statements

               (vii) Independent Registered Public Accounting Firm


        Exhibits

        (a)   Charter

                (i)  Agreement and Declaration of Trust
                     Registration Statement on Form N-2
                     File No. 333-103086
                     Filing Date: February 11, 2003

                (ii) Certificate of Trust dated January 31, 2003
                     Registration Statement on Form N-2
                     File No. 333-103086
                     Filing Date: February 11, 2003

        (b) By-Laws

                (i)  By-Laws
                     Registration Statement on Form N-2
                     File No. 333-103086
                     Filing Date: February 11, 2003

                (ii) Amendment to the By-Laws dated May 12, 2004
                     Post-Effective Amendment No.1 to
                     Registration Statement on Form N-2
                     File No. 333-108194
                     Filing Date: May 27, 2005

               (iii) Amendment to the By-Laws dated March 1, 2005
                     Post-Effective Amendment No.1 to
                     Registration Statement on Form N-2
                     File No. 333-108194
                     Filing Date: May 27, 2005

        (c) Voting Trust Agreement

                Not Applicable

        (d) Instruments defining rights of holders of the securities being registered

                 (i) Specimen of Stock Certificate

                Not Applicable

                (ii) Agreement and Declaration of Trust

                     ARTICLE III - SHARES
                     SECTIONS 1-8

                     ARTICLE V - SHAREHOLDERS' VOTING POWERS AND MEETINGS SECTIONS 1-5

                     ARTICLE IX - AMENDMENTS
                     SECTION 2

                     ARTICLE X - MISCELLANEOUS
                     SECTIONS 2-4

               (iii) By-Laws

                     ARTICLE II - MEETINGS OF SHAREHOLDERS

                     ARTICLE VII - GENERAL MATTERS
                     SECTIONS 3-7

                     ARTICLE VIII - AMENDMENTS
                                SECTIONS 1 AND 3

                (iv) PART A: Prospectus "Description of Shares"

        (e)   Dividend Reinvestment Plan

                Not Applicable

        (f)   Long-Term Debt Instruments

                Not Applicable

        (g)   Investment Advisory Agreement

                (i) Investment Advisory Agreement between Registrant and Franklin Mutual Advisers, LLC dated June 1, 2003
                     Post-Effective Amendment No.1 to
                     Registration Statement on Form N-2
                     File No. 333-108194
                     Filing Date: July 28, 2004

        (h)   Underwriting/Distribution Agreement

                (i) Distribution Agreement between Registrant and Franklin/Templeton Distributors, Inc.
                     dated June 1, 2003
                     Post-Effective Amendment No.1 to
                     Registration Statement on Form N-2
                     File No. 333-108194
                     Filing Date: July 28, 2004

                (ii) Form of Dealer Agreements between Franklin/Templeton
                     Distributors, Inc. and securities dealers dated November 1, 2003
                     Post-Effective Amendment No.1 to
                     Registration Statement on Form N-2
                     File No. 333-108194
                     Filing Date: July 28, 2004

               (iii) Class A, Distribution Plan between Registrant and
                     Franklin Mutual Advisers, LLC
                     dated November 3, 2003
                     Post-Effective Amendment No.1 to
                     Registration Statement on Form N-2
                     File No. 333-108194
                     Filing Date: July 28, 2004

                (iv) Class B Distribution Plan between
                     Registrant and Franklin Mutual Adviser, LLC dated November 3, 2003
                     Post-Effective Amendment No.1 to
                     Registration Statement on Form N-2
                     File No. 333-108194
                     Filing Date: July 28, 2004

                (v)  Class C Distribution Plan between
                     Registrant and Franklin Mutual Adviser, LLC dated November 3, 2003
                     Post-Effective Amendment No.1 to
                     Registration Statement on Form N-2
                     File No. 333-108194
                     Filing Date: July 28, 2004

        (i)  Bonus, Profit Sharing, Pension Plans

                Not Applicable

        (j)  Custodian Agreements and Depository contracts

                (i) Master Custody Agreement dated February 16, 1996 Registration Statement on Form N-2
                     File No. 333-103086
                     Filing Date: February 11, 2003

                (ii) Amendment dated May 7, 1997 to Master Custody Agreement
                     Registration Statement on Form N-2
                     File No. 333-103086
                     Filing Date: February 11, 2003

               (iii) Amendment dated February 27, 1998 to Master Custody
                     Agreement dated February 16, 1996
                     Registration Statement on Form N-2
                     File No. 333-103086
                     Filing Date: February 11, 2003

                (iv) Amendment dated May 16, 2001 to Master Custody Agreement dated February 16, 1996
                     Registration Statement on Form N-2
                     File No. 333-103086
                     Filing Date: February 11, 2003

                 (v) Amendment dated June 16, 2006, to Exhibit A of the Master
                     Custody Agreement dated February 16, 1996
                     Registration Statement on Form N-2
                     File No. 333-108194
                     Filing Date: August 28, 2006

                (vi) Amended and Restated Foreign Custody Manager Agreement
                     made as of May 16, 2001
                     Registration Statement on Form N-2
                     File No. 333-103086
                     Filing Date: February 11, 2003

               (vii) Amendment dated June 16, 2006, to Schedule 1 of the Amended and Restated Foreign Custody Manager Agreement made as of May 16, 2001
                     Registration Statement on Form N-2
                     File No. 333-108194
                     Filing Date: August 28, 2006

              (viii) Amendment dated May 6, 2006, to Schedule 2 of the
                     Amended and Restated Foreign Custody Manager Agreement made as of May 16, 2001
                     Registration Statement on Form N-2
                     File No. 333-108194
                     Filing Date: August 28, 2006

                (ix) Terminal Link Agreement dated February 16, 1996
                     Registration Statement on Form N-2
                     File No. 333-103086
                     Filing Date: February 11, 2003

        (k)  Other Material Contracts

                (i) Fund Administration Agreement between the Registrant and Franklin Templeton Services, LLC dated June 1, 2003 Post-Effective Amendment No.1 to
                     Registration Statement on Form N-2
                     File No. 333-108194
                     Filing Date: July 28, 2004

        (l)  Opinion and Consent of Stradley, Ronon, Stevens & Young, LLP

        (m)  Non-Resident Officers/Directors - Consent to Service of Process.

                Not Applicable

        (n)  Other Opinions and Consents

                (i) Consent of Ernst & Young LLP

        (o)  Omitted Financial Statements

                Not Applicable

        (p)  Agreement Re: Initial Capital Letter of Investment Intent

                (i) Initial Capital Letter dated May 14, 2003
                    Pre-Effective Amendment No.2 to
                    Registration Statement on Form N-2
                    File No. 333-103086
                    Filing Date: May 22, 2003

        (q)  Model Retirement Plans

                Not Applicable

        (r)  Code of Ethics

                (i) Code of Ethics dated May 2006
                    Registration Statement on Form N-2
                    File No. 333-108194
                    Filing Date: August 28, 2006

        (s)   Power of Attorney

                (i) Power of Attorney dated May 11, 2006
                    Registration Statement on Form N-2
                    File No. 333-108194
                    Filing Date: August 28, 2006

        (t)   Rule 18f-3 Plan

                (i) Multiple Class Plan dated December 2, 2003
                    Post-Effective Amendment No.1
                    Registration Statement on Form N-2
                    File No. 333-108194
                    Filing Date: July 28, 2004

ITEM 26.   MARKETING ARRANGEMENTS

           None

ITEM 27.   OTHER EXPENSES OF ISSUANCE AND DISTRIBUTION.

The following table sets forth the expenses to be incurred in connection with the offering described in this Registration Statement:

SEC/BLUE SKY Fees ..........................................  $102,162
Printing and Engraving Expenses ............................     5,017
Legal Fees .................................................     00
Audit Fees .................................................     00
Transfer Agent Fees ........................................  $150,000
Rating Agency Fees .........................................     00
Federal Taxes ..............................................     00
State Taxes ................................................     00
Trustees Fees ..............................................     00
                                                               -------
Total ......................................................  $252,162



ITEM 28.   PERSONS CONTROLLED BY OR UNDER COMMON CONTROL

           Not Applicable

ITEM 29.   NUMBER OF HOLDERS OF SECURITIES AS OF June 30, 2006

           TITLE OF CLASS                 NUMBER OF HOLDERS
           --------------                 -----------------
           Class A                             4459
           Class B                              393
           Class C                             2834
           Advisor Class                       2446

ITEM 30.   INDEMNIFICATION.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended ("1933 Act"), may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Please see the Declaration of Trust, By-Laws, Management Agreement, and Distribution Agreement filed herewith as exhibits and incorporated herein by reference.

ITEM 31.   BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

Franklin Mutual Advisers, LLC (Mutual Advisers), subsidiary of Franklin Resources, Inc., serves as the Registrant's investment advisers. The officers of Franklin Mutual Advisers, LLC (Mutual Advisers) also serve as officers and/or directors/trustees for its corporate parent, Franklin Resources, Inc. and/or other investment companies in Franklin Templeton Investments. For additional information please see Part B and Schedules A and D of Form ADV of Mutual Advisers (SEC File 801-53068) incorporated herein by reference, which sets forth the principal place of business, the officers of Mutual Advisers and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers during the past two years.

ITEM 32.   LOCATION OF ACCOUNTS AND RECORDS.

The accounts, books or other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940, as amended, are kept by the Registrant at 101 John F. Kennedy Parkway, Short Hills, NJ 07078-2702 or its shareholder services agent, Franklin Templeton Investors Services, LLC, at 3344 Quality Drive, P.O. Box 2258, Rancho Cordova, CA 95741-2258.

ITEM 33.   MANAGEMENT SERVICES

           Not Applicable

ITEM 34.   UNDERTAKINGS

        (1) Not Applicable

        (2) Not Applicable

        (3) Not Applicable

        (4) Registrant undertakes:

            (a) to file, during any period in which offers or sales are being made, a post-effective amendment to the registration statement:

               (1) to include any prospectus required by Section 10(a)(3) of the
                   Securities Act of 1933, as amended (1933 Act);

               (2) to reflect in the prospectus any facts or events after the effective date of the registration statement (or the most recent post-effective amendment thereof) which, individually or in the aggregate, represent a fundamental change in the information set forth in the registration statement and

               (3) to include any material information with respect to the plan of distribution not previously disclosed in the registration statement or any material change to such information in the registration statement.

            (b) that, for the purpose of determining any liability under the
                1933 Act, each such post-effective amendment shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of those securities at that time shall be deemed to be the initial bona fide offering thereof.

            (c) Not Applicable

            (d) that, for the purpose of determining liability under the 1933
                Act to any purchaser, if the Registrant is subject to Rule 430C [17 CFR 230.430C]: Each prospectus filed pursuant to Rule 497(b), (c), (d) or (e) under the 1933 Act [17 CFR 230.497(b),
                (c), (d), or (e)] as part of a registration statement relating to an offering, other than prospectuses filed in reliance on Rule 430A under the 1933 Act [17 CFR 230.430A], shall be deemed to be part of and included in the registration statement as of the date it is first used after effectiveness. Provided, however, that no statement made in a registration statement or prospectus that is part of the registration statement or made in a document incorporated or deemed incorporated by reference into the registration statement or prospectus that is part of the registration statement will, as to a purchaser with a time of contract of sale prior to such first use, supersede or modify any statement that was made in the registration statement or prospectus that was part of the registration statement or made in any such document immediately prior to such date of first use.

            (e) that for the purpose of determining liability of the Registrant under the 1933 Act to any purchaser in the initial distribution of securities:

                The undersigned Registrant undertakes that in a primary offering of securities of the undersigned Registrant pursuant to this registration statement, regardless of the underwriting method used to sell the securities to the purchaser, if the securities are offered or sold to such purchaser by means of any of the following communications, the undersigned Registrant will be a seller to the purchaser and will be considered to offer or sell such securities to the purchaser:

                (1) any preliminary prospectus or prospectus of the undersigned
                    Registrant relating to the offering required to be filed pursuant to Rule 497 under the 1933 Act [17 CFR 230.497];

                (2) the portion of any advertisement pursuant to Rule 482 under the 1933 Act [17 CFR 230.482] relating to the offering containing material information about the undersigned Registrant or its securities provided by or on behalf of the undersigned Registrant; and

                (3) any other communication that is an offer in the offering made by the undersigned Registrant to the purchaser.

      (5)   Not Applicable

      (6) Registrant further undertakes to send by first class mail or other means designed to ensure equally prompt delivery, within two business days of receipt of a written or oral request, any Statement of Additional Information.


                                   SIGNATURE

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of San Mateo and the State of California, on the 1st day of August, 2006.


                                    FRANKLIN MUTUAL RECOVERY FUND
                                    (Registrant)


                                    By:   /s/ David P. Goss
                                          David P. Goss
                                          Vice President


Pursuant to the requirements of the Securities Act of 1933 this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:


PETER A. LANGERMAN*                 President and Chief Executive
------------------                  Officer-Investment Management
Peter A. Langerman                  Dated: August 1, 2006


JIMMY D. GAMBILL*                   Chief Executive Officer-Finance
----------------                    and Administration
Jimmy D. Gambill                    Dated: August 1, 2006


GALEN VETTER*                       Chief Financial Officer and
------------                        Chief Accounting Officer
Galen Vetter                        Dated: August 1, 2006


EDWARD I. ALTMAN, PH.D.*            Trustee
-----------------------             Dated: August 1, 2006
Edward I. Altman, Ph.D.

ANN TORRE BATES*                    Trustee
----------------                    Dated: August 1, 2006
Ann Torre Bates

BURTON J. GREENWALD*                Trustee
-------------------                 Dated: August 1, 2006
Burton J. Greenwald

WILLIAM J. LIPPMAN*                 Trustee
------------------                  Dated: August 1, 2006
William J. Lippman

BRUCE A. MACPHERSON*                Trustee
-------------------                 Dated: August 1, 2006
Bruce A. MacPherson



CHARLES RUBENS, II*                 Trustee
------------------                  Dated: August 1, 2006
Charles Rubens, II

LEONARD RUBIN*                      Trustee
-------------                       Dated: August 1, 2006
Leonard Rubin

ANNE M. TATLOCK*                    Trustee
---------------                     Dated: August 1, 2006
Anne M. Tatlock

ROBERT M. WADE*                     Chairman of the Board and Trustee
--------------                      Dated: August 1, 2006
Robert M. Wade

*By:/s/ David P. Goss
    David P. Goss
    Attorney-in-fact
    (Pursuant to Power of Attorney previously filed)

                         FRANKLIN MUTUAL RECOVERY FUND
                            REGISTRATION STATEMENT

                                 EXHIBIT INDEX

----------------------------------------------------------------------
   EXHIBIT NO.               DESCRIPTION                  LOCATION
----------------------------------------------------------------------
EX-99.2(a)(i)           Agreement and Declaration of Trust      *
----------------------------------------------------------------------
EX-99.2(a)(ii)          Certificate of Trust                    *
----------------------------------------------------------------------
EX-99.2(b)(i)           By-Laws                                 *
----------------------------------------------------------------------
EX-99.2(b)(ii)          Amendment to the By-Laws dated          *
                        May 12, 2004
----------------------------------------------------------------------
EX-99.2(b)(iii)         Amendment to the By-Laws dated          *
                        March 1, 2005
----------------------------------------------------------------------
EX-99.2(g)(i)           Investment Advisory Agreement           *
                        dated June 1, 2003
----------------------------------------------------------------------
EX-99.2(h)(i)           Distribution Agreement between          *
                        Registrant and Franklin/Templeton
                        Distributors, Inc.
                        dated June 1, 2003
----------------------------------------------------------------------
EX-99.2(h)(ii)          Dealer Agreement between                *
                        Franklin/Templeton Distributors, Inc.
                        and Securities Dealers
                        dated November 1, 1998
----------------------------------------------------------------------
EX-99.2(h)(iii)         Class A Distribution Plan dated         *
                        November 3, 2003
----------------------------------------------------------------------
EX-99.2(h)(iv)          Class B Distribution Plan dated         *
                        November 3, 2003
----------------------------------------------------------------------
EX-99.2(h)(v)           Class C Distribution Plan dated         *
                        November 3, 2003
----------------------------------------------------------------------
EX-99.2(j)(i)           Master Custody Agreement dated          *
                        February 16, 1996
----------------------------------------------------------------------
EX-99.2(j)(ii)          Amendment dated May 7, 1997 to          *
                        Master Custody Agreement
----------------------------------------------------------------------
EX-99.2(j)(iii)         Amendment dated February 27, 1998       *
                        to Master Custody Agreement dated
                        February 16, 1996
----------------------------------------------------------------------
EX-99.2(j)(iv)          Amendment dated May 16, 2001 to         *
                        Master Custody Agreement dated
                        May 16, 1996
----------------------------------------------------------------------
EX-99.2(j)(v)           Amendment dated June 16, 2006, to       *
                        Exhibit A of the Master Custody Agreement
                        dated February 16, 1996
----------------------------------------------------------------------
EX-99.2(j)(vi)          Amended and Restated Foreign            *
                        Custody Manager Agreement made as
                        of May 16, 2001
----------------------------------------------------------------------
EX-99.(j)(vii)          Amendment dated June 16, 2006, to       *
                        Schedule 1 of the Amended and Restated
                        Foreign Custody Manager Agreement
                        made as of May 16, 2001
----------------------------------------------------------------------
EX-99.(j)(viii)         Amendment dated May 6, 2006, to         *
                        Schedule 2 of the Amended and Restated
                        Foreign Custody Manager Agreement
                        made as of May 16, 2001
----------------------------------------------------------------------
EX-99.2(j)(viii)        Terminal Link Agreement dated           *
                        February 16, 1996
----------------------------------------------------------------------
EX-99.2(k)(i)           Fund Administration Agreement           *
                        between the Registrant and Franklin
                        Templeton Services, LLC
                        dated June 1, 2003
----------------------------------------------------------------------
EX-99.2(l)(i)           Opinion and Consent of Stradley,        Attached
                        Ronon, Stevens & Young, LLP
----------------------------------------------------------------------
EX-99.2(n)(i)           Consent of Ernst & Young LLP            Attached
----------------------------------------------------------------------
EX-99.2(p)(i)           Initial Capital Letter                  *
----------------------------------------------------------------------
EX-99.2(r)(i)           Code of Ethics dated May 2006           *
----------------------------------------------------------------------
EX-99.2(s)(i)           Power of Attorney                       *
                        dated May 11, 2006
----------------------------------------------------------------------
EX-99.2(t)(i)           Rule 18f-3 Plan dated                   *
                        December 2, 2003
----------------------------------------------------------------------

*Incorporated by Reference